Schedule II Condensed Financial Information of Registrant - Condensed Income Statement (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Parent Company
Condensed Income Statements, Captions [Line Items]
Other operating expenses (related party: 2016 – $16, 2015 – $16, and 2014 – $253)	$ 145	$ 130	$ 450
Related Party
Condensed Income Statements, Captions [Line Items]
Investment income	226	168	77
Other operating expenses (related party: 2016 – $16, 2015 – $16, and 2014 – $253)	22	18	240
Related Party | Parent Company
Condensed Income Statements, Captions [Line Items]
Investment income	8	(5)	0
Other operating expenses (related party: 2016 – $16, 2015 – $16, and 2014 – $253)	$ 16	$ 16	$ 253